WesMark Balanced Fund
WESMARK BALANCED FUND
Investment Objective
The WesMark Balanced Fund (the “Fund”) seeks to achieve capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Balanced Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.33%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark Balanced Fund	135	421	728	1,600

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing in a mix of equity, fixed-income and money market investments. The Fund’s portfolio is constructed by WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), using an asset allocation process. The Adviser first determines the percentage of the Fund’s portfolio to invest in equity securities, the percentage to invest in fixed-income securities and the percentage to invest in money market investments. The percentage ranges of securities in each asset class are: equity securities 30-70%; fixed-income securities 30-70%; and money market investments 0-40%. The Adviser will then select securities for each asset class. Within the equity allocation, the Adviser may use a blend of styles in selecting stocks, i.e., stocks may be selected for their growth characteristics, or value characteristics, or both. In addition, the Adviser may consider the income potential of a security.

The Adviser anticipates investing the equity allocation primarily in the common stock of domestic companies with large and medium market capitalizations. However, the Adviser may also invest a portion of the equity allocation in American Depository Receipts (ADR) and other domestically traded securities of foreign companies, exchange traded funds (ETF) or other investment companies that invest in foreign securities (which may include emerging markets), real estate investment trusts (REIT) and common stocks of companies with small market capitalizations.

Within the fixed-income allocation the Adviser selects primarily U.S. dollar denominated investment-grade fixed-income securities rated in one of the top four ratings categories by a nationally recognized statistical ratings organization (NRSRO) or securities that are unrated but are determined by the Adviser to be of comparable quality. Such investment-grade securities may include U.S. government agency and treasury securities, investment-grade corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMO) and asset-backed securities. The Adviser allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between capital appreciation and income and risk. The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity.

Within the money market allocation the Adviser may invest in money market funds, repurchase agreements or other short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

The Fund may purchase ETFs, or other investment companies, in order to achieve exposure to a specific market sector to achieve exposure to foreign markets, or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices.

For additional information on the Funds’ investment strategies, please see the section “More about the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Principal Risks of the Fund
The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall.

Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Investing For Value:	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Credit Risks:	The possibility than an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to interest rate changes.

Risk Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Currency Risks:	Exchange rates for currencies fluctuate daily.

Liquidity Risks:	A Fund may not be able to sell a security or close out of an investment when it wants.

Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:	Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:	ETFs may be subject to the following risks that do not apply to conventional mutual funds:

•     the market price of an ETF’s shares may trade above or below their net asset value;

•     an active trading market for an ETF’s shares may not develop or be maintained; or

•     trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Fund Performance
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.
Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 10.68% (quarter ended June 30, 2003). Its lowest quarterly return was -11.46% (quarter ended September 30, 2002).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as a 401(k) plan or an IRA.

For the periods ended December 31, 2011:

Average Annual Total Returns WesMark Balanced Fund	1 Year	5 Years	10 Years
Returns Before Taxes	5.08%	3.86%	3.06%
Returns After Taxes on Distributions	4.73%	3.25%	2.44%
Returns after Taxes on Distributions and Sale of Fund Shares	3.59%	3.06%	2.30%
S&P 500 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	2.09%	(0.25%)	2.92%
Barclays Capital Intermediate U. S. Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	5.80%	5.88%	5.20%
Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	3.57%	2.20%	3.83%
Lipper Balanced Funds Average (LBFA)	0.02%	1.45%	3.85%

The information provided for LBFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

The Balanced Composite Index is comprised of a combination of 60% of S&P 500 Index and 40% of BCIGCI.